				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     6-30-09
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     8-13-09
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          62
                                         -------------------

Form 13F Information Table Value Total:       $146,749 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       542         11,530    SH      OTHER       1              11,530
ADC TELECOM INC			    COM	      000886309       246         30,942    SH      OTHER       1              30,942
ASSOCIATED BANC CORP                COM       045487105       787         62,950    SH      OTHER       1              62,950
BALL CORP                           COM       058498106       271          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     2,808         53,021    SH      OTHER       1              53,021
BEMIS CO                            COM       081437105     3,032        120,320    SH      OTHER       1             120,320
BP PLC SPONS ADR                    COM       055622104     2,860         59,984    SH      OTHER       1              59,984
BRISTOL MYERS SQUIBB CO             COM       110122108       580         28,540    SH      OTHER       1              28,540
CH ROBINSON WORLDWIDE INC	    COM       12541W209       402          7,700    SH      OTHER       1               7,700
CHEVRON CORPORATION                 COM       166764100       829         12,513    SH      OTHER       1              12,513
CONOCOPHILLIPS                      COM       20825C104       593         14,104    SH      OTHER       1              14,104
CORNING INC                         COM       219350105     2,044        127,250    SH      OTHER       1             127,250
DONALDSON INC                       COM       257651109     4,700        135,674    SH      OTHER       1             135,674
DU PONT E I DE NEMOURS & CO         COM       263534109       400         15,620    SH      OTHER       1              15,620
ECOLAB INC COM                      COM       278865100     1,722         44,155    SH      OTHER       1              44,155
ELI LILLY & CO.                     COM       532457108       987         28,495    SH      OTHER       1              28,495
EMERSON ELECTRIC                    COM       291011104     3,871        119,470    SH      OTHER       1             119,470
EXXON MOBIL CORP                    COM       30231G102     4,687         67,043    SH      OTHER       1              67,043
FASTENAL CO                         COM       311900104     1,186         35,760    SH      OTHER       1              35,760
FISERV				    COM	      337738108       279          6,100    SH      OTHER       1               6,100
G & K SVCS INC CL A                 COM       361268105       344         16,250    SH      OTHER       1              16,250
GENERAL ELECTRIC CORP               COM       369604103     2,547        217,334    SH      OTHER       1             217,334
GENERAL MLS INC                     COM       370334104     4,024         71,825    SH      OTHER       1              71,825
GRACO INC                           COM       384109104     2,270        103,070    SH      OTHER       1             103,070
HAWKINS INC                         COM       420261109       339         15,000    SH      OTHER       1              15,000
HOME DEPOT INC                      COM       437076102     2,305         97,525    SH      OTHER       1              97,525
HONEYWELL INTERNATIONAL INC         COM       438516106     2,745         87,405    SH      OTHER       1              87,405
HORMEL FOODS CORP                   COM       440452100     3,115         90,175    SH      OTHER       1              90,175
INTEL CORP                          COM       458140100     1,877        113,400    SH      OTHER       1             113,400
INTL. BUSINESS MACHINES CORP        COM       459200101     1,817         17,400    SH      OTHER       1              17,400
JOHNSON & JOHNSON                   COM       478160104     4,195         73,851    SH      OTHER       1              73,851
JP MORGAN CHASE & CO                COM       46625H100       511         14,973    SH      OTHER       1              14,973
KIMBERLY-CLARK CORP                 COM       494368103     1,275         24,324    SH      OTHER       1              24,324
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106    11,198        320,942    SH      OTHER       1             320,942
MERCK & CO INC                      COM       589331107     1,023         36,600    SH      OTHER       1              36,600
MICROSOFT CORP                      COM       594918104       862         36,280    SH      OTHER       1              36,280
MMM CO                              COM       88579Y101     4,007         66,680    SH      OTHER       1              66,680
MTS SYS CORP                        COM       553777103       270         13,075    SH      OTHER       1              13,075
PATTERSON COS INC                   COM       703395103     2,001         92,225    SH      OTHER       1              92,225
PENTAIR INC                         COM       709631105     2,689        104,950    SH      OTHER       1             104,950
PFIZER INC                          COM       717081103     1,928        128,552    SH      OTHER       1             128,552
PRINCIPAL FINANCIAL GROUP           COM       74251V102     1,075         57,060    SH      OTHER       1              57,060
PROCTER & GAMBLE COMPANY            COM       742718109       836         16,353    SH      OTHER       1              16,353
SCHLUMBERGER LTD                    COM       806857108     3,009         55,600    SH      OTHER       1              55,600
ST JUDE MED INC                     COM       790849103       582         14,150    SH      OTHER       1              14,150
STRATASYS INC			    COM	      862685104       256         23,500    SH      OTHER       1              23,500
SURMODICS INC                       COM       868873100       286         12,650    SH      OTHER       1              12,650
TARGET CORP                         COM       87612E106     4,586        116,202    SH      OTHER       1             116,202
TCF FINANCIAL                       COM       872275102     1,949        145,750    SH      OTHER       1             145,750
TECHNE CORP                         COM       878377100     2,115         33,150    SH      OTHER       1              33,150
TORO CO                             COM       891092108       421         14,075    SH      OTHER       1              14,075
UNITED PARCEL SVC INC               COM       911312106     2,130         42,600    SH      OTHER       1              42,600
US BANCORP                          COM       902973304     2,780        155,130    SH      OTHER       1             155,130
VALSPAR CORP                        COM       920355104     3,932        174,525    SH      OTHER       1             174,525
VERIZON COMMUNICATIONS              COM       92343V104     1,488         48,416    SH      OTHER       1              48,416
WALGREEN CO			    COM       931422109       509         17,300    SH      OTHER       1              17,300
WALT DISNEY CO			    COM       254687106     1,313         56,275    SH      OTHER       1              56,275
WELLS FARGO & CO                    COM       949746101     3,707        152,791    SH      OTHER       1             152,791
WESTERN UNION CO                    COM       959802109     1,056         64,400    SH      OTHER       1              64,400
XCEL ENERGY INC                     COM       98389B100       942         51,150    SH      OTHER       1              51,150
ZIMMER HLDGS INC                    COM       98956P102     1,965         46,135    SH      OTHER       1              46,135

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    27,644        852,414    SH      SOLE                      852,414




GRAND TOTALS                                              146,749      4,596,916                                    4,596,916